Tax-Managed Multi-Cap Growth Portfolio
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.5%
Security	Shares	Value
Biotechnology — 2.6%
Vertex Pharmaceuticals, Inc.(1)	15,175	$ 4,903,043
		$ 4,903,043
Building Products — 0.4%
Trex Co., Inc.(1)	15,892	$ 837,826
		$ 837,826
Capital Markets — 1.2%
S&P Global, Inc.	5,966	$ 2,236,892
		$ 2,236,892
Chemicals — 1.9%
Celanese Corp.	6,569	$ 809,301
Ecolab, Inc.	7,531	1,166,025
Sherwin-Williams Co. (The)	6,570	1,554,396
		$ 3,529,722
Commercial Services & Supplies — 2.0%
Copart, Inc.(1)	24,710	$ 1,645,933
Waste Connections, Inc.	16,156	2,147,133
		$ 3,793,066
Electrical Equipment — 2.6%
AMETEK, Inc.	34,300	$ 4,970,756
		$ 4,970,756
Entertainment — 1.2%
Electronic Arts, Inc.	7,649	$ 984,273
Walt Disney Co. (The)(1)	12,454	1,351,135
		$ 2,335,408
Food & Staples Retailing — 1.9%
Performance Food Group Co.(1)	58,516	$ 3,588,201
		$ 3,588,201
Food Products — 1.2%
Mondelez International, Inc., Class A	35,144	$ 2,299,823
		$ 2,299,823
Health Care Equipment & Supplies — 2.8%
Intuitive Surgical, Inc.(1)	8,574	$ 2,106,546
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	12,668	$ 3,215,265
		$ 5,321,811
Health Care Providers & Services — 4.1%
UnitedHealth Group, Inc.	15,597	$ 7,785,866
		$ 7,785,866
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.(1)	735	$ 1,789,064
Starbucks Corp.	12,443	1,358,029
		$ 3,147,093
Interactive Media & Services — 9.4%
Alphabet, Inc., Class A(1)	74,040	$ 7,318,114
Alphabet, Inc., Class C(1)	74,560	7,446,307
Meta Platforms, Inc., Class A(1)	20,515	3,056,119
		$ 17,820,540
Internet & Direct Marketing Retail — 6.9%
Amazon.com, Inc.(1)	125,944	$ 12,988,605
		$ 12,988,605
IT Services — 11.8%
Accenture PLC, Class A	18,307	$ 5,108,568
Fiserv, Inc.(1)	13,974	1,490,746
GoDaddy, Inc., Class A(1)	44,180	3,628,504
Okta, Inc.(1)	15,035	1,106,726
PayPal Holdings, Inc.(1)	17,140	1,396,739
Visa, Inc., Class A	42,000	9,668,820
		$ 22,400,103
Life Sciences Tools & Services — 1.7%
Danaher Corp.	11,868	$ 3,137,662
		$ 3,137,662
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	10,679	$ 2,958,937
		$ 2,958,937
Pharmaceuticals — 3.0%
Royalty Pharma PLC, Class A	35,581	$ 1,394,419
Zoetis, Inc.	26,003	4,303,237
		$ 5,697,656

Tax-Managed Multi-Cap Growth Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Road & Rail — 3.3%
J.B. Hunt Transport Services, Inc.	14,100	$ 2,665,605
Norfolk Southern Corp.	8,734	2,146,905
Uber Technologies, Inc.(1)	47,387	1,465,680
		$ 6,278,190
Semiconductors & Semiconductor Equipment — 2.0%
Monolithic Power Systems, Inc.	8,854	$ 3,776,762
		$ 3,776,762
Software — 16.9%
Adobe, Inc.(1)	14,102	$ 5,222,535
Altair Engineering, Inc., Class A(1)	7,902	419,596
Intuit, Inc.	6,414	2,711,005
Microsoft Corp.	74,352	18,425,169
NICE, Ltd. ADR(1)	2,287	474,393
Salesforce, Inc.(1)	27,530	4,624,214
		$ 31,876,912
Specialty Retail — 1.9%
TJX Cos., Inc. (The)	44,664	$ 3,656,195
		$ 3,656,195
Technology Hardware, Storage & Peripherals — 10.3%
Apple, Inc.	134,541	$ 19,412,921
		$ 19,412,921
Textiles, Apparel & Luxury Goods — 3.4%
Lululemon Athletica, Inc.(1)	13,063	$ 4,008,773
NIKE, Inc., Class B	19,321	2,460,143
		$ 6,468,916
Security	Shares	Value
Trading Companies & Distributors — 2.7%
United Rentals, Inc.(1)	11,573	$ 5,103,114
		$ 5,103,114
Total Common Stocks (identified cost $68,047,158)		$186,326,020

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(2)	2,963,067	$ 2,963,067
Total Short-Term Investments (identified cost $2,963,067)		$ 2,963,067
Total Investments — 100.1% (identified cost $71,010,225)		$189,289,087
Other Assets, Less Liabilities — (0.1)%		$ (133,926)
Net Assets — 100.0%		$189,155,161
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
Abbreviations:
ADR	– American Depositary Receipt

The Portfolio did not have any open derivative instruments at January 31, 2023.
Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,963,067, which represents 1.6% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,264,568	$3,493,897	$(1,795,398)	$ —	$ —	$2,963,067	$29,817	2,963,067
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Tax-Managed Multi-Cap Growth Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$186,326,020*	$ —	$ —	$186,326,020
Short-Term Investments	2,963,067	—	—	2,963,067
Total Investments	$189,289,087	$ —	$ —	$189,289,087
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
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